DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details) - USD ($)								1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 08, 2023	May 07, 2023	May 05, 2023	May 05, 2023	May 12, 2021	May 10, 2021	May 07, 2021	May 31, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023	Nov. 04, 2022
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Generating gross proceeds														$ 171,366,206
Stock issuance cost							$ 1,209,600
Gross proceeds									$ 174,607	$ 331,363	$ 477,873		$ 318,582
Stockholders holding shares (in Shares)			2,449,091	2,449,091												13,769,910
Public shares outstanding (in Shares)			1,090,718	1,090,718												3,539,809
Redeeming public stockholders			$ 26,500,000
Excise tax paid									265,380			$ 265,380
Interest expenses												$ 100,000	$ 100,000
Obligation to redeem, percentage												100.00%	100.00%
Outstanding voting securities, percentage												100.00%
Net tangible assets									5,000,001			$ 5,000,001	$ 5,000,001
Redeemable aggregate shares (in Shares)			847,883
Loan		$ 159,291
Sponsor monthly loans extension												27,268	159,291
Aggregate deposited into the trust account									$ 1,092,086			1,092,086	$ 318,582
Redeem outstanding, percentage													100.00%
Pay dissolution expenses												100,000	$ 100,000
Cash consideration	$ 150,000,000
Loan amount												$ 177,111	$ 177,111
Working capital term												1 year	1 year
Excise tax													1.00%
Corporate alternative minimum tax													15.00%
Excise tax															$ 265,380
IPO [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Public offering units (in Shares)							16,000,000	17,309,719
Price per units (in Dollars per share)							$ 10.00	$ 10.00	$ 10.15			$ 10.15	$ 10.15
Generating gross proceeds							$ 160,000,000	$ 173,100,000
Incurring offering costs							7,000,000.0
Deferred underwriting commissions							$ 5,192,916,000,000
Incurred additional offering costs												$ 584,295	$ 584,295
Net proceeds								$ 175,700,000
Fair market value, percentage													80.00%
Outstanding voting securities, percentage													50.00%
Net tangible assets													$ 5,000,001
Redemption rights, percentage													15.00%
Additional units (in Dollars per share)													$ 0.20
Aggregate deposited into the trust account									$ 175,693,648			$ 175,693,648
Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Public offering units (in Shares)					1,309,719							2,400,000	2,400,000
Private Placement [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Private placement units (in Shares)									583,743			583,743	583,743
Purchase price per units (in Dollars per share)									$ 10.00			$ 10.00	$ 10.00
Gross proceeds												$ 5,837,430	$ 5,837,430
Public Share [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Price per units (in Dollars per share)									10.15			$ 10.15	$ 10.15
Obligation to redeem, percentage												100.00%	100.00%
Class A Common Stock [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Public offering units (in Shares)						1,309,719
Price per units (in Dollars per share)						$ 10.00
Number of shares (in Shares)						1	1
Redeemable warrant (in Shares)						1
Shares issued (in Shares)				847,883
Common stock par value (in Dollars per share)						$ 0.0001			0.0001			$ 0.0001	$ 0.0001	$ 0.0001
warrant purchases (in Shares)						1
Common stock price par share (in Dollars per share)						$ 11.50
Aggregate shares (in Shares)			271,323
Class A Common Stock [Member] | IPO [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Number of shares (in Shares)								1
Class A Common Stock [Member] | Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Common stock par value (in Dollars per share)						$ 0.0001
Shares issued amount						$ 13,097,190
Incurred additional offering costs						130,972
Class B Common Stock [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Shares issued (in Shares)					13,098
Stock issuance cost					$ 99,021
Common stock par value (in Dollars per share)									$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock [Member] | IPO [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Shares issued (in Shares)							160,000
Stock issuance cost							$ 1,209,600
Non redemption [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Expense			$ 879,900
Warrant [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Redeemable warrant (in Shares)							1
Warrant [Member] | IPO [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Incurred additional offering costs												$ 494,344	$ 494,344
Private Placement Warrants [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Private placement units (in Shares)								583,743	551,000			551,000	551,000
Purchase price per units (in Dollars per share)								$ 10.00	$ 10.00			$ 10.00	$ 10.00
Gross proceeds								$ 5,837,430				$ 5,510,000	$ 5,510,000
Business Combination
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Fair market value, percentage												80.00%
Outstanding voting securities, percentage												50.00%
Net tangible assets									$ 5,000,001			$ 5,000,001
Redemption rights, percentage												15.00%
Additional units (in Dollars per share)												$ 0.20
Sponsor [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Gross proceeds						$ 327,430
Sponsor [Member] | Class B Common Stock [Member] | IPO [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Shares issued (in Shares)							70,000
Sponsor [Member] | Private Placement Warrants [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Private placement units (in Shares)						32,743
Founder Shares [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Generating gross proceeds												$ 25,000	$ 25,000
Founders shares forfeited (in Shares)						272,570
Founder Shares [Member] | Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN.
Over allotment option (in Shares)						327,430